Offerings	Mar. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.0001 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 18,000,001.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,485.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,001.88.

Pursuant to Rule 416 of the Securities Act, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,001.88. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed maximum aggregate offering price of the Class A Ordinary Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the aggregate offering price of the Pre-Funded Warrants (each Pre-Funded Warrant exercisable for one Class A Ordinary Share) offered and sold in the offering (plus the aggregate exercise price of the Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), and as such the proposed aggregate maximum offering price of the Class A Ordinary Shares and Pre-Funded Warrants (including Class A Ordinary Shares issuable upon exercise of the Pre-Funded Warrants), if any, is $18,000,001.88. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Class A Ordinary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee is required for the Warrants pursuant to Rule 457(g) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 33,750,008.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,660.88
Offering Note	Represents 3,325,124 Class A Ordinary Shares issuable upon exercise of 2,216,749 Warrants at an exercise price of $10.15 per share (125% of the assumed public offering price of $8.12). The proposed maximum aggregate offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants is $33,750,008.60. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.